INVENTORIES - Inventories By Type (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	$ 2,956	$ 2,959
Ore on leach pads	575	641
Current inventories	1,782	1,781
Gold
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	2,780	2,809
Ore on leach pads	575	641
Mine operating supplies	668	704
Work in process	148	138
Finished products	119	89
Inventories	4,290	4,381
Non-current ore in stockpiles and on leach pads	(2,616)	(2,669)
Current inventories	1,674	1,712
Copper
Disclosure of detailed information about inventory [Line Items]
Ore in stockpiles	176	150
Ore on leach pads	0	0
Mine operating supplies	43	59
Work in process	0	0
Finished products	11	10
Inventories	230	219
Non-current ore in stockpiles and on leach pads	(122)	(150)
Current inventories	$ 108	$ 69